Related Party Transactions - December 31, 2012 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 28, 2011	Dec. 31, 2011	Sep. 30, 2013	Sep. 29, 2013	Sep. 28, 2013	Jun. 30, 2013	Dec. 30, 2012	Dec. 29, 2012	Dec. 19, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 29, 2011	Aug. 31, 2011	Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transaction, Due from (to) Related Party	$ 342,219			$ 300,000				$ 300,000
Debt Instrument, Interest Rate, Effective Percentage	10.00%			10.00%		8.00%	8.00%				6.00%	3.00%	10.00%	3.00%	10.00%
Interest Payable	42,219			48,750	64,658	464			15,000	20,055			151
Due to Related Parties			312,137	10,225
Interest Expense, Related Party	42,219
Salaries, Wages and Officers' Compensation	43,500		9,000
Accounts Payable, Related Parties	15,000			800	48,750				15,000
Due to Officers or Stockholders, Current	43,500			33,750
Acquisition Costs, Period Cost	10,000
Management Fee Owed to Former Officer		24,965										24,965
Settlement of Management Fee												10,000
Extinguishment of Debt, Former Officer		$ 14,965	$ 14,965